The Company had the following options and warrants outstanding at January 31, 2021: (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Summary of Investment Holdings [Line Items]
# Warrants		950,000
Lender One [Member]
Summary of Investment Holdings [Line Items]
Issued To	Lender	Lender
# Warrants	950,000	950,000
Dated	Aug. 28, 2020	Aug. 28, 2020
Expire	Aug. 28, 2023	Aug. 28, 2023
Strike Price	$ 0.40	$ 0.40
Broker One [Member]
Summary of Investment Holdings [Line Items]
Issued To	Broker	Broker
# Warrants	2,500	2,500
Dated	Oct. 11, 2020	Oct. 11, 2020
Expire	Oct. 11, 2025	Oct. 11, 2025
Strike Price	$ 4.50	$ 4.50
Broker Two [Member]
Summary of Investment Holdings [Line Items]
Issued To	Broker	Broker
# Warrants	3,000	3,000
Dated	Nov. 25, 2020	Nov. 25, 2020
Expire	Nov. 25, 2025	Nov. 25, 2025
Strike Price	$ 3.00	$ 3.00